Other Non-Current Assets - Summary of Other Non-Current Assets (Detail) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Other Non Current Assets [Abstract]
Prepaid expenses	$ 85	$ 53
Total	$ 85	$ 53